SHAREHOLDERS' EQUITY	12 Months Ended
Mar. 31, 2020
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

Note 18– SHAREHOLDERS’ EQUITY

Hexindai Inc. was established under the laws of the Cayman Islands on April 26, 2016. The authorized number of ordinary shares is 500,000,000 shares with par value of US$0.0001 each. As of March 31, 2020 and 2019, 48,818,340 and 49,204,083 ordinary shares were outstanding. The shares are presented on a retroactive basis to reflect the nominal share issuance.